Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000
Common stock, shares issued	9,869,558	4,773,628
Common stock, shares outstanding	9,869,558	4,773,628